UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22426

Name of Fund:   BlackRock Taxable Municipal Bond Trust (BBN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 01/31/2016

Item 1 – Report to Stockholders

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Taxable Municipal Bond Trust (BBN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve (“Fed”), which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

The Benefits and Risks of Leveraging

The Trust may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume the Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trust’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Trust’s NAV, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Trust’s shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust’s investment advisor will be higher than if the Trust did not use leverage.

The Trust may utilize leverage through reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts is permitted to issue debt up to 33 1/3% of its total managed assets. The Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act.

If the Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of the Trust’s obligations under the reverse repurchase agreement (including accrued interest) then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trust may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trust’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trust’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

4	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Trust Summary as of January 31, 2016

Trust Overview

BlackRock Taxable Municipal Bond Trust’s (BBN) (the “Trust”) investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities, including Build America Bonds (“BABs”), issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings.

The Trust originally sought to achieve its investment objectives by investing primarily in a portfolio of BABs, which are taxable municipal securities issued pursuant to the American Recovery and Reinvestment Act of 2009. Given the uncertainty around the BABs program at the time of the Trust’s launch in 2010, the Trust’s initial public offering prospectus included a Contingent Review Provision. For any 24-month period, if there were no new issuances of BABs or other analogous taxable municipal securities, the Board of Trustees (the “Board”) would undertake an evaluation of potential actions with respect to the Trust. Under the Contingent Review Provision, such potential action may include changes to the Trust’s non-fundamental investment policies to broaden its primary investment focus to include taxable municipal securities generally. The BABs program expired on December 31, 2010 and was not renewed. Accordingly, there have been no new issuances of BABs since that date.

Pursuant to the Contingent Review Provision, on June 12, 2015, the Board approved a proposal to amend the Trust’s investment policy from “Under normal market conditions, the Trust invests at least 80% of its managed assets in BABs” to “Under normal market conditions, the Trust invests at least 80% of its managed assets in taxable municipal securities, which include BABs”, and to change the name of the Trust from “BlackRock Build America Bond Trust” to “BlackRock Taxable Municipal Bond Trust.” These changes became effective on August 25, 2015.

The Trust continues to maintain its other investment policies, including its ability to invest up to 20% of its managed assets in securities other than taxable municipal securities. Such other securities include tax-exempt securities, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities and corporate bonds issued by issuers that have, in the Manager’s view, typically been associated with or sold in the municipal market. Bonds issued by private universities and hospitals, or bonds sold to finance military housing developments are examples of such securities. The Trust also continues to invest at least 80% of its managed assets in securities that at the time of purchase are investment grade quality.

As used herein, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

As of January 31, 2016, greater than 80% of the Fund’s portfolio are BABs. Like other taxable municipal securities, interest received on BABs is subject to federal income tax and may be subject to state income tax. Issuers of direct pay BABs, however, are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the BABs. This allowed such issuers to issue bonds that pay interest rates that were expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. While the U.S. Treasury subsidizes the interest paid on BABs, it does not guarantee the principal or interest payments on BABs, and there is no guarantee that the U.S. Treasury will not reduce or eliminate the subsidy for BABs in the future. As of the date of this report, the subsidy that issuers of direct pay BABs receive from the U.S. Treasury has been reduced as the result of budgetary sequestration, which has resulted, and which may continue to result, in early redemptions of BABs at par value. Such early redemptions at par value may result in a potential loss in value for investors of such BABs, including the Trust, who may have purchased the securities at prices above par, and may require the Trust to reinvest redemption proceeds in lower-yielding securities, which could reduce the Trust’s income and distributions.

No assurance can be given that the Trust’s investment objectives will be achieved.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	5

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BBN
Initial Offering Date	August 27, 2010
Current Distribution Rate on Closing Market Price as of January 31, 2016 ($22.49)[1]	7.03%
Current Monthly Distribution per Common Share[2]	$0.1318
Current Annualized Distribution per Common Share[2]	$1.5816
Economic Leverage as of January 31, 2016[3]	36%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to reverse repurchase agreements, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 4.

Taxable Municipal Bond Overview

Taxable municipal bonds (Including BABs) typically trade at a spread (or extra yield) relative to U.S. Treasury bonds with similar maturities. Yields on U.S. Treasuries fell (as prices rose) during the reporting period, which led to a general improvement in the prices of taxable municipals. In this environment, the Barclays Taxable Municipal: U.S. Aggregate Eligible Index returned 4.46% for the six-month period ended January 31, 2016. Yield spreads on taxable municipals ended the period unchanged despite volatility that occurred during the course of the period. However, certain bonds in the taxable municipal sector experienced more meaningful changes in their individual yield spreads. Notably, spreads on California general obligation bonds widened marginally, while Chicago general obligation bonds continued to experience significant volatility but ultimately saw their spreads narrow (indicating positive relative performance). The overall supply of taxable municipals was on the lighter side, while demand remained strong.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes. You cannot invest directly in an index.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BBN[1],2	14.75%	5.77%
Lipper General Bond Funds[3]	(1.77)%	(5.11)%
Barclays Taxable Municipal: U.S. Aggregate Eligible Index[4]	—	4.46%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

[4]	An unleveraged index.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Income in the form of coupon payments made a significant contribution to the Trust’s total return for the period. The Trust’s duration positioning also made a positive contribution to performance, as prevailing yields decreased during the period. (Bond prices rise as yields fall). The Trust also benefited from its exposure to local tax-backed and state tax-backed sectors. Its use of leverage further contributed to results given the overall strength in the municipal bond market.

•

On an absolute basis, widening yield spreads of certain securities negatively impacted results. While spreads on taxable municipal bonds ended the six-month period largely unchanged, the spreads on certain taxable municipal bonds—such as California general obligation bonds—widened during the period, detracting from the Trust’s performance.

•

The Trust utilized U.S. Treasury futures contracts to manage exposure to a rise in interest rates. This aspect of the Trust’s strategy had an adverse impact on performance given that the Treasury market finished with positive returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$22.49	$20.36	10.46%	$22.49	$19.67
Net Asset Value	$22.90	$22.48	1.87%	$22.90	$21.81

Market Price and Net Asset Value History For the Past Five Years

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	7

Overview of the Trust’s Total Investments*

Sector Allocation	1/31/16	7/31/15
Utilities	28%	29%
County/City/Special District/School District	22	23
Transportation	22	21
State	11	11
Education	10	10
Tobacco	4	3
Housing	1	2
Health	1	—
Corporate	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting use.

Credit Quality Allocation[1]	1/31/16	7/31/15
AAA/Aaa	3%	5%
AA/Aa	54	57
A	34	33
BBB/Baa	3	4
BB/Ba	2	1
B	3	—
N/R	1	—

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2016	3%
2017	—
2018	—
2019	6
2020	26

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

8	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Corporate Bonds — 0.4%	Par (000)	Value
Health Care Providers & Services — 0.4%
Ochsner Clinic Foundation, 5.90%, 5/15/45	$5,000	$5,522,110

Municipal Bonds
Arizona — 3.0%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/16 (a)	10,000	10,230,800
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (b)	25,000	29,387,250

		39,618,050
California — 35.2%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	13,700	18,479,930
Series S-1, 7.04%, 4/01/50	13,200	18,577,416
Series S-3, 6.91%, 10/01/50	14,000	19,564,300
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	3,790	4,658,289
City of Industry California, Refunding RB, Senior, Series A (AGM), 5.13%, 1/01/51	8,575	8,916,199
City of San Francisco Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (b)	21,255	26,310,927
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	11,232,000
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (b)	11,000	15,237,090
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	6,897,650
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	14,345	17,406,797
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (b)	10,000	14,097,900
Los Angeles Department of Water & Power, RB, Build America Bonds: (b)
6.17%, 7/01/40	37,500	41,789,625
7.00%, 7/01/41	17,225	20,341,864
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (b)	12,000	14,183,400
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	7,500	8,826,750

Municipal Bonds	Par (000)	Value
California (continued)
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (b)	$20,000	$22,818,800
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40 (b)	11,000	12,810,270
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 7/01/43	4,000	4,399,040
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	36,860,109
State of California, GO, Build America Bonds, Various Purposes: (b)
7.55%, 4/01/39	9,035	13,314,970
7.63%, 3/01/40	8,950	13,140,300
7.60%, 11/01/40	15,000	22,403,700
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (b)	18,145	26,607,828
University of California, RB, Build America Bonds: (b)
5.95%, 5/15/45	24,000	29,737,200
6.30%, 5/15/50	27,010	31,849,922

		460,462,276
Colorado — 3.4%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37 (b)	6,000	8,140,860
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40 (b)	23,000	30,726,620
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 3/15/31	5,000	5,955,650

		44,823,130
Connecticut — 1.1%
Town of Stratford Connecticut, GO, Pension Funding, 6.00%, 8/15/38	12,000	14,667,240
District of Columbia — 2.9%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds:
7.46%, 10/01/46	5,000	6,906,550
Series D, 8.00%, 10/01/47	10,750	13,942,750
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	17,188,050

		38,037,350
Florida — 4.5%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35 (b)	23,000	25,995,980
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,727,535

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	M/F	Multi-Family
ARB	Airport Revenue Bonds	HFA	Housing Finance Agency	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	ISD	Independent School District	RB	Revenue Bonds
EDA	Economic Development Authority	LRB	Lease Revenue Bonds

See Notes to Financial Statements.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	9

Schedule of Investments (continued)

Municipal Bonds	Par (000)	Value
Florida (continued)
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	$12,250	$13,218,362
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,930,125
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (c)	13,500	14,279,355

		58,151,357
Georgia — 5.1%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	26,084	31,190,465
6.66%, 4/01/57	20,665	24,523,155
7.06%, 4/01/57	10,000	11,220,500

		66,934,120
Hawaii — 2.6%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40 (b)	30,500	34,469,270
Illinois — 20.4%
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40 (b)	16,015	17,707,946
Pension Funding, Series A, 6.90%, 12/01/40 (b)	4,075	4,808,744
Pension Funding, Series B, 6.90%, 12/01/40	4,900	5,782,294
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	10,000	10,437,900
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	31,625	28,719,295
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (b)	30,110	33,977,629
6.40%, 1/01/40	1,500	1,935,330
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (b)	36,000	42,647,040
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	17,682,222
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (b)	19,900	21,857,563
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,901,650
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35 (b)	15,000	18,393,300
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,659,000
State of Illinois, GO, Build America Bonds:
6.63%, 2/01/35	4,000	4,203,120
6.73%, 4/01/35	6,320	6,696,862
7.35%, 7/01/35	35,855	39,548,424

		266,958,319

Municipal Bonds	Par (000)	Value
Indiana — 2.2%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	$7,900	$10,338,098
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	15,000	18,224,700

		28,562,798
Kentucky — 0.8%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (c)	9,400	10,700,951
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential Housing, Series I, 6.50%, 3/01/43	705	728,371
Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 6/01/40	5,000	6,373,300
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42 (b)	12,000	13,292,520

		19,665,820
Michigan — 1.9%
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,607,315
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	17,080	15,415,554
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,292,720

		24,315,589
Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,547,840
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,655,100

		16,202,940
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 1/01/40	5,000	6,215,150
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	14,469,620
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41 (b)	7,000	9,183,370

		23,652,990
Nevada — 1.3%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	2,500	2,339,325
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series B, 6.88%, 7/01/42 (b)	10,000	11,294,700

See Notes to Financial Statements.

10	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Schedule of Investments (continued)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 7/01/45	$2,000	$2,879,740

		16,513,765
New Jersey — 13.8%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,853,850
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	13,000	13,845,390
Series A (NPFGC), 7.43%, 2/15/29 (b)	20,974	24,978,356
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	15,135,296
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	48,094,360
Series F, 7.41%, 1/01/40	6,790	9,908,987
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	8,983,650
Series C, 5.75%, 12/15/28	4,500	4,815,810
Series C, 6.10%, 12/15/28 (b)	42,500	44,732,950
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,488,500

		179,837,149
New York — 17.6%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31 (b)	15,000	16,863,450
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,223,706
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (b)	25,000	27,803,250
Series CC, 6.28%, 6/15/42 (b)	20,000	22,983,000
Series EE, 6.49%, 6/15/42	2,000	2,279,060
Series GG, 6.12%, 6/15/42	2,445	2,758,889
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured:
Sub-Series B-1, 5.57%, 11/01/38	19,000	23,424,150
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,501,899
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	2,997,555
Series C, 7.34%, 11/15/39	13,245	19,733,461
Series C-1, 6.69%, 11/15/40	13,000	17,523,480
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	22,351	22,186,783
Port Authority of New York & New Jersey, RB:
Series 160, 5.65%, 11/01/40	2,750	3,333,165
Series 192, 4.81%, 10/15/65	14,825	15,690,632

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40	$15,000	$18,454,650
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	10,300	10,561,929

		230,319,059
Ohio — 6.3%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	14,042,800
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (b)	30,575	38,503,097
County of Hamilton Ohio Sewer System Revenue, RB, Build America Bonds, Series B, 6.50%, 12/01/34 (b)	7,000	7,893,270
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (b)	10,055	11,285,129
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	10,790,234

		82,514,530
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 1/01/45	3,500	4,182,955
Pennsylvania — 2.0%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	23,050	26,327,480
South Carolina — 1.3%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	13,220	17,111,968
Tennessee — 3.6%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	35,105	47,029,817
Texas — 10.3%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,532,600
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 7/01/45	7,500	7,835,175
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 2/01/41 (b)	19,000	21,307,360
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 2/01/37 (b)	35,000	39,664,100
County of Bexar Texas Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (b)	18,000	19,714,680
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,605,800
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,069,475

See Notes to Financial Statements.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	11

Schedule of Investments (continued)

Municipal Bonds	Par (000)	Value
Texas (continued)
Katy Texas ISD, GO, Build America Bonds, School Building, Series D, 6.35%, 2/15/41 (b)	$5,000	$5,811,150
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,431,700

		134,972,040
Utah — 3.4%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,614,132
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	26,405	31,151,563

		44,765,695
Virginia — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	7,000	5,601,400
Washington — 2.0%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,708,000
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	20,355,391

		26,063,391

Municipal Bonds	Par (000)	Value
West Virginia — 2.3%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	$34,040	$29,925,926
Total Municipal Bonds — 152.9%		1,999,330,896
Total Long-Term Investments (Cost — $1,742,958,181) — 153.3%		2,004,853,006

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (d)(e)	8,901,843	8,901,843
Total Short-Term Securities (Cost — $8,901,843) — 0.7%		8,901,843
Total Investments (Cost — $1,751,860,024) — 154.0%		2,013,754,849
Liabilities in Excess of Other Assets — (54.0)%		(705,818,398)

Net Assets — 100.0%		$1,307,936,451

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	All or a portion of a security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended January 31, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,076,047	825,796	8,901,843	$12,899

(e)	Current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Barclays Capital, Inc.	0.70%	12/17/15	Open	$23,431,250	$23,451,752	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	16,340,625	16,354,923	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	27,428,175	27,452,175	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	20,900,000	20,918,288	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	5,212,500	5,217,061	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	8,006,250	8,013,256	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	12,887,500	12,898,777	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	9,925,000	9,933,684	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.75%	12/17/15	Open	26,875,000	26,900,195	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	9,740,781	9,750,522	Municipal Bonds	Open/Demand

See Notes to Financial Statements.

12	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Schedule of Investments (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	4,222,000	4,226,222	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	35,472,000	35,507,472	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	29,386,000	29,415,386	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	22,015,000	22,038,391	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	12,960,000	12,973,770	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	7,105,000	7,112,549	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	11,948,250	11,960,945	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	15,654,663	15,671,296	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	7,110,000	7,117,554	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	12,900,000	12,913,706	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	10,375,000	10,386,023	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	11,880,000	11,892,623	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	18,855,000	18,875,033	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	12,039,138	12,051,929	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	19,522,500	19,543,243	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	36,225,000	36,263,489	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	16,537,500	16,555,071	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	15,037,500	15,053,477	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	11,687,500	11,699,918	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	38,812,500	38,853,738	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	11,520,000	11,532,240	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	20,175,000	20,196,436	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	23,380,500	23,405,342	Municipal Bonds	Open/Demand	[1]
RBC Capital Markets LLC	0.85%	12/17/15	Open	26,400,000	26,428,050	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	23,062,500	23,067,785	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	19,650,000	19,654,503	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	26,795,000	26,801,141	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	30,042,500	30,049,385	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	1/27/16	Open	29,445,000	29,448,476	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	1/29/16	Open	13,282,500	13,283,275	Municipal Bonds	Open/Demand
Total				$734,244,632	$734,869,101

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(920)	5-Year U.S. Treasury Note	March 2016	$111,018,125	$(1,884,331)
(740)	10-Year U.S. Treasury Note	March 2016	$95,887,813	(2,469,471)
(1,402)	Long U.S. Treasury Bond	March 2016	$225,765,813	(10,435,262)
Total				$(14,789,064)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	$14,789,064	—	$14,789,064

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	13

Schedule of Investments (concluded)

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statement of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	—	—	$(2,388,032)	$(2,388,032)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(11,937,244)	$(11,937,244)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$440,612,781

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$2,004,853,006	—	$2,004,853,006
Short-Term Securities	$8,901,843	—	—	8,901,843

Total	$8,901,843	$2,004,853,006	—	$2,013,754,849

[1] See above Schedule of Investments for values in each state or political sub-division.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(14,789,064)	—	—	$(14,789,064)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$7,435,950	—	—	$7,435,950
Liabilities:
Reverse repurchase agreements	—	$(734,869,101)	—	(734,869,101)

Total	$7,435,950	$(734,869,101)	—	$(727,433,151)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

14	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Statement of Assets and Liabilities

January 31, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $1,742,958,181)	$2,004,853,006
Investments at value — affiliated (cost — $8,901,843)	8,901,843
Cash pledged for financial futures contracts	7,435,950
Receivables:
Interest	24,946,136
Investments sold	16,468,671
Prepaid expenses	43,124

Total assets	2,062,648,730

Liabilities
Reverse repurchase agreements	734,869,101
Payables:
Investments purchased	16,305,806
Investment advisory fees	940,261
Officer’s and Trustees’ fees	308,803
Other accrued expenses	230,735
Variation margin payable on financial futures contracts	2,057,573

Total liabilities	754,712,279

Net Assets	$1,307,936,451

Net Assets Consist of
Paid-in capital	$1,088,757,045
Undistributed net investment income	5,218,521
Accumulated net realized loss	(33,144,876)
Net unrealized appreciation (depreciation)	247,105,761

Net Assets	$1,307,936,451

Net Asset Value
Based on net assets of $1,307,936,451 and 57,103,349 shares outstanding, unlimited shares authorized, $0.001 par value	$22.90

See Notes to Financial Statements.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	15

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Investment Income
Interest	$54,915,383
Dividends — affiliated	12,899

Total income	54,928,282

Expenses
Investment advisory	5,497,528
Professional	88,367
Accounting services	72,838
Transfer agent	65,109
Custodian	57,991
Officer and Trustees	57,670
Printing	11,430
Registration	8,975
Miscellaneous	37,902

Total expenses excluding interest expense	5,897,810
Interest expense	2,205,902

Total expenses	8,103,712
Less fees waived by the Manager	(5,062)

Total expenses after fees waived	8,098,650

Net investment income	46,829,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	6,644,410
Financial futures contracts	(2,388,032)

4,256,378

Net change in unrealized appreciation (depreciation) on:
Investments	30,284,133
Financial futures contracts	(11,937,244)

18,346,889

Net realized and unrealized gain	22,603,267

Net Increase in Net Assets Resulting from Operations	$69,432,899

See Notes to Financial Statements.

16	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$46,829,632	$93,332,466
Net realized gain (loss)	4,256,378	(16,656,836)
Net change in unrealized appreciation (depreciation)	18,346,889	(14,743,490)

Net increase in net assets resulting from operations	69,432,899	61,932,140

Distributions to Shareholders[1]
From net investment income	(45,157,328)	(90,314,657)

Net Assets
Total increase (decrease) in net assets	24,275,571	(28,382,517)
Beginning of period	1,283,660,880	1,312,043,397

End of period	$1,307,936,451	$1,283,660,880

Undistributed net investment income, end of period	$5,218,521	$3,546,217

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	17

Statement of Cash Flows

Six Months Ended January 31, 2016 (Unaudited)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$69,432,899
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	64,571,131
Purchases of long-term investments	(60,683,540)
Net proceeds from purchases of short-term securities	(825,796)
Amortization of premium and accretion of discount on investments	470,889
Net unrealized gain on investments	(30,284,133)
Net realized gain on investments	(6,644,410)
(Increase) decrease in assets:
Cash pledged for financial futures contracts	(1,258,000)
Interest receivable	(75,684)
Variation margin receivable on financial futures contracts	12,260
Prepaid expenses	(20,250)
Increase (decrease) in liabilities:
Cash collateral received for reverse repurchase agreements	(891,000)
Payables:
Investment advisory fees	18,927
Interest expense and fees	(1,159,910)
Officer’s and Trustees’ fees	11,631
Other accrued expenses	38,741
Variation margin payable on financial futures contracts	243,667

Net cash provided by operating activities	32,957,422

Cash Used for Financing Activities
Net borrowing of reverse repurchase agreements	12,449,388
Cash dividends paid to Common Shareholders	(45,406,810)

Net cash used for financing activities	(32,957,422)

Cash
Net increase in cash	—
Cash at beginning of period	—

Cash at end of period	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$3,365,812

See Notes to Financial Statements.

18	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Financial Highlights

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,				Period August 27, 2010[1] to July 31, 2011
			2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.48		$22.98	$21.29	$23.95	$20.38	$19.10	[2]

Net investment income[3]	0.82		1.63	1.59	1.58	1.54	1.20
Net realized and unrealized gain (loss)	0.39		(0.55)	1.68	(2.66)	3.57	1.30

Net increase (decrease) from investment operations	1.21		1.08	3.27	(1.08)	5.11	2.50

Distributions:[4]
From net investment income	(0.79)		(1.58)	(1.58)	(1.58)	(1.54)	(1.18)
From net realized gain	—		—	—	—	—	(0.00)[5]

Total distributions	(0.79)		(1.58)	(1.58)	(1.58)	(1.54)	(1.18)

Capital changes with respect to issuance of shares	—		—	—	—	—	(0.04)

Net asset value, end of period	$22.90		$22.48	$22.98	$21.29	$23.95	$20.38

Market price, end of period	$22.49		$20.36	$21.49	$19.26	$23.89	$18.41

Total Return[6]
Based on net asset value	5.77%	[7]	5.26%	16.85%	(4.57)%	26.22%	13.84%	[7]

Based on market price	14.75%	[7]	1.95%	20.79%	(13.45)%	39.37%	(1.79)%	[7]

Ratios to Average Net Assets
Total expenses	1.26%	[8]	1.18%	1.13%	1.10%	1.09%	1.06%	[8]

Total expenses after fees waived and/or paid indirectly	1.26%	[8]	1.18%	1.13%	1.10%	1.09%	1.06%	[8]

Total expenses after fees waived and/or paid indirectly and excluding interest expense and fees[9]	0.92%	[8]	0.90%	0.88%	0.86%	0.85%	0.81%	[8]

Net investment income	7.28%	[8]	6.98%	7.39%	6.75%	6.88%	6.99%	[8]

Supplemental Data
Net assets, end of period (000)	$1,307,936		$1,283,661	$1,312,043	$1,215,512	$1,367,832	$1,164,019

Borrowings outstanding, end of period (000)	$734,869		$723,580	$615,485	$603,730	$584,223	$515,229

Portfolio turnover rate	4%		5%	6%	4%	7%	13%

[1]	Commencement of operations.

[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]

Interest expense related to reverse repurchase agreements for the period ended January 31, 2016 and years ended July 31, 2015, July 31, 2014 and July 31, 2013 and interest expense and reverse repurchase agreements for the year ended July 31, 2012 and the period ended July 31, 2011.

See Notes to Financial Statements.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	19

Notes to Financial Statements

1. Organization:

BlackRock Taxable Municipal Bond Trust (the “Trust”) (formerly known as BlackRock Build America Bond Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Trust is organized as a Delaware statutory trust. The Trust determines and makes available for publication the NAV of its Common Shares on a daily basis.

The Trust, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Trust enters into certain investments (e.g., financial futures contracts) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trust until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Trust enters into contracts that contain a variety of representations that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trust has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

20	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trust for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that The Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Trust’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	21

Notes to Financial Statements (continued)

4. Securities and Other Investments:

Forward Commitments and When-Issued Delayed Delivery Securities: The Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trust may be required to pay more at settlement than the security is worth. In addition, the Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which the Trust sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Trust receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, the Trust continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If the Trust suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, the Trust would still be required to pay the full repurchase price. Further, the Trust remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, the Trust would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Trust to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, the Trust may receive a fee for use of the security by the counterparty, which may result in interest income to the Trust.

For the six months ended January 31, 2016, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Trust were $712,879,810 and 0.61%, respectively.

Reverse repurchase transactions are entered into by the Trust under Master Repurchase Agreements (each, an “MRA”), which permit the Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Trust. With reverse repurchase transactions, typically the Trust and the counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Trust receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trust is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Non-cash Collateral Pledged/ Received	Net Amount
Barclays Capital, Inc.	$174,173,908	$(174,173,908)	—	—	—
Credit Suisse Securities (USA) LLC	99,572,814	(99,572,814)	—	—	—
Deutsche Bank Securities, Inc.	69,149,080	(69,149,080)	—	—	—
RBC Capital Markets LLC	391,973,299	(391,973,299)	—	—	—

Total	$734,869,101	$(734,869,101)	—	—	—

[1]

Net collateral with a value of $837,447,607 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

22	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Notes to Financial Statements (continued)

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Trust’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Trust’s obligation to repurchase the securities.

5. Derivative Financial Instruments:

The Trust engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Trust and/or to manage economically its exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Trust invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trust and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trust as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust entered into an Investment Advisory Agreement with the Manager, the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays the Manager a monthly fee at an annual rate of 0.55% of the Trust’s average daily managed assets.

Managed assets means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Trust’s investments in other affiliated investment companies, if any.

Officers and Trustees Fees

Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Trust reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

7. Purchases and Sales:

For the six months ended January 31, 2016, purchases and sales of investments excluding short-term securities, were $76,989,346 and $79,949,654, respectively.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	23

Notes to Financial Statements (continued)

8. Income Tax Information:

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trust as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trust’s financial statements.

As of period end, the Trust had a capital loss carryforward, with no expiration dates, available to offset future realized capital gains of $40,146,569.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,751,966,529

Gross unrealized appreciation	$269,066,088
Gross unrealized depreciation	(7,277,768)

Net unrealized appreciation	$261,788,320

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Trust’s ability to buy or sell bonds. As a result, the Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trust may decline in response to certain events, including those directly involving the issuers of securities owned by the Trust. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Trust to reinvest in lower yielding securities. The Trust may also be exposed to reinvestment risk, which is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Trust portfolio’s current earnings rate.

The Trust may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trust reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of the Trust.

The BAB market is smaller, less diverse and less liquid than other types of municipal securities. Since the BAB program expired on December 31, 2010 and was not extended, BABs may be less actively traded, which may negatively affect the value of BABs held by the Trust.

The Trust may invest in BABs. Issuers of direct pay BABs held in the Trust’s portfolio receive a subsidy from the U.S. Treasury with respect to interest payment on bonds. There is no assurance that an issuer will comply with the requirements to receive such subsidy or that such subsidy will not be reduced or terminated altogether in the future. As of period end, the subsidy that issuers of direct payment BABs receive from the U.S. Treasury has been reduced as the result of budgetary sequestration, which has resulted, and which may continue to result, in early redemptions of BABs at par value. The early redemption of BABs at par value may result in a potential loss in value for investors of such BABs, including the Trust, who may have purchased the securities at prices above par, and may require the Trust to reinvest redemption proceeds in lower-yield securities which could reduce

24	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Notes to Financial Statements (concluded)

the Trust’s income and distributions. Moreover, the elimination or reduction in subsidy from the federal government may adversely affect an issuer’s ability to repay or refinance BABs and the BABs’ credit ratings, which, in turn, may adversely affect the value of the BABs held by the Trust and the Trust’s net asset value.

Counterparty Credit Risk: Similar to issuer credit risk, the Trust may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trust manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.

Concentration Risk: The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trust may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject the Trust to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Trust’s respective portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

The Trust may invest in securities that are rated below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

As of period end, the Trust invested a significant portion of its assets in securities in the Utilities sector. Changes in economic conditions affecting such sector would have a greater impact on the Trust and could affect the value, income and/or liquidity of positions in such securities.

10. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for the Trust’s Common Shares is $0.001. The Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Shares issued and outstanding remained constant for the Trust for the six months ended January 31, 2016 and the year ended July 31, 2015, respectively.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trust’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trust paid a distribution of $0.1318 per share on February 29, 2016 to shareholders of record on February 16, 2016.

Additionally, the Trust declared a net investment income dividend on March 1, 2016 payable to Common Shareholders of record on March 15, 2016 for the same amounts noted above.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	25

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective September 18, 2015, Robert W. Crothers resigned as a Vice President of the Trust and Jonathan Diorio became a Vice President of the Trust.

Effective December 31, 2015, Kathleen F. Feldstein and James T. Flynn retired as Trustees of the Trust.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Trustee and a Member of the Audit Committee of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021		Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

26	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Additional Information

Trust Certification

The Trust is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trust filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

The Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trust may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trust for any particular month may be more or less than the amount of net investment income earned by the Trust during such month. The Trust’s current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	27

Additional Information (continued)

General Information

The Trust does not make available copies of its Statement of Additional Information because the Trust’s shares are not continuously offered, which means that the Statement of Additional Information of the Trust has not been updated after completion of the Trust’s offerings and the information contained in the Trust’s Statement of Additional Information may have become outdated.

Other than as noted on page 5, during the period, there were no material changes in the Trust’s investment objectives or policies or to the Trust’s charter or by-laws that would delay or prevent a change of control of the Trust that were not approved by the shareholders, or in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust’s portfolio.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trust at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trust on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trust. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

28	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	JANUARY 31, 2016	29

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trust has leveraged its Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

TAXMB-1/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust
Date: April 1, 2016
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Taxable Municipal Bond Trust

Date: April 1, 2016

3